Note 5 - Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Amortization of Intangible Assets, Total	$ 45,511	$ 42,006	$ 38,598
Finite-Lived Intangible Asset, Expected Amortization, Year One	45,000
Finite-Lived Intangible Assets, Gross, Total	763,718	693,435
Finite-Lived Intangible Assets, Accumulated Amortization	222,910	$ 177,399
Finite-Lived Intangible Asset, Expected Amortization, Year Two	45,000
Finite-Lived Intangible Asset, Expected Amortization, Year Three	45,000
Finite-Lived Intangible Asset, Expected Amortization, Year Four	45,000
Finite-Lived Intangible Asset, Expected Amortization, Year Five	$ 45,000